CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED BALANCE SHEETS
Common shares issued	240,167,790	235,025,507
Common shares held in trust	548,755	566,910